Income Taxes - Total Income Tax Expense (Benefit) and Resulting Effective Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Income (loss) before income taxes times 21% statutory federal tax rate	$ 484	$ (64)	$ 244
State and local income taxes, net of federal income tax effect	75	(33)	13
Low-income housing/New markets	(252)	(211)	(196)
Change in valuation allowances	(2)	3	0
Tax-exempt interest income	(27)	(27)	(35)
Corporate-owned life insurance income	(29)	(29)	(28)
Share-based compensation expense	(2)	5	1
Federal deposit insurance	20	25	22
Amortization of tax-advantaged investments	212	185	171
Other permanent differences	(3)	7	(1)
Changes in reserves of tax positions	0	(4)	5
Total income tax expense (benefit)	$ 476	$ (143)	$ 196
Rate
Income (loss) before income taxes times 21% statutory federal tax rate	21.00%	21.00%	21.00%
State and local income taxes, net of federal income tax effect	3.30%	10.80%	1.10%
Low-income housing/New markets	(0.109)	0.691	(0.169)
Change in valuation allowances	(0.10%)	(1.00%)	0.00%
Tax-exempt interest income	(1.20%)	8.80%	(3.00%)
Corporate-owned life insurance income	(1.30%)	9.50%	(2.40%)
Share-based compensation expense	(0.10%)	(1.60%)	0.10%
Federal deposit insurance	0.90%	(8.20%)	1.90%
Amortization of tax-advantaged investments	9.20%	(60.50%)	14.70%
Other permanent differences	(0.10%)	(2.40%)	(0.10%)
Changes in reserves of tax positions	0.00%	1.30%	0.40%
Total income tax expense (benefit)	20.70%	46.60%	16.90%